Investment Properties - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [Line Items]
Fair value of the investment properties	¥ 653,000,000	¥ 724,000,000
Rental income	100,000,000	63,000,000	¥ 39,000,000
The amount of investment properties subject to restrictions on title	451,000,000	498,000,000
Investment properties [member]
Disclosure of detailed information about investment property [Line Items]
Transfers of fair value measurements from level 1 to level 2	0	0
Transfers of fair value measurements from level 2 to level 1	0	0
Transfers of fair value measurements into level 3	0	0
Transfers of fair value measurements out of level 3	0	0
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of detailed information about investment property [Line Items]
Fair value of the investment properties	¥ 1,125,000,000	¥ 1,127,000,000